Consolidated statements of cash flows: (Details) $ in Thousands, $ in Millions			12 Months Ended
	Jun. 02, 2015 MXN ($)	Jun. 02, 2015 COP ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)			$ 175,515	$ 173,471
Bank loans (Note 11)			7,042,598	10,321,382
Long-term debt (Note 12)			6,957,678	7,149,177,000
Interest expense			1,230,651	618,831	$ 126,186
Proceeds from bank loans				8,000,000
Interest paid			1,139,071	628,222	106,873
Payments of the long term debt and bank loan	$ 2,897,404	$ 440	3,090,124	5,339,338
Airplan [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)			3,424,897
Deuda a largo Plazo [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Accounts payable			324,590	340,288
Long-term debt (Note 12)			6,957,678	7,149,177
Non-current portion of non-current secured bank loans received			7,489,465
Interest expense			475,110	295,834
Interest paid			(646,418)	(277,068)
Payments of the long term debt and bank loan				(102,907)
Foreign currency translation			(35,889)	390,643
Non-current portion of non-current secured bank loans received			7,282,268	7,489,465
Deuda a largo Plazo [Member] | Aerostar and Airplan [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)				7,182,963
Prstamos bancarios [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)			175,515	173,741
Bank loans (Note 11)			7,042,598	10,321,382
Non-current portion of non-current secured bank loans received			10,494,853	4,460,776
Interest expense			696,641	322,996
Proceeds from bank loans				8,000,000
Interest paid			(492,653)	(351,152)
Payments of the long term debt and bank loan			(3,090,124)	(5,339,338)
Foreign currency translation			(166,301)	217,385
Exchange (income) / loss on foreign currency			(224,303)	(240,531)
Non-current portion of non-current secured bank loans received			$ 7,218,113	10,494,853	$ 4,460,776
Prstamos bancarios [Member] | Airplan [Member]
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 11)				$ 3,424,717